Summary of Significant Accounting Policies (Tables)	10 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Reconciliation of Condensed Balance Sheet
As of December 31, 2021, the Class A Common Stock
subject
to redemption
reflected
in the consolidated balance sheet is reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Issuance costs allocated to Class A Common Stock	(13,181,867)
Plus:
Remeasurement of carrying value to redemption value	13,181,867

Class A Common Stock subject to possible redemption	$230,000,000

Summary of Basic and Diluted Net Earnings (loss) Per Common Share
The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	For the Period from March 1, 2021 (Inception) Through December 31, 2021
	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Net loss	$(2,919,481)	$(937,607)

Denominator:
Basic and diluted weighted average shares outstanding	16,872,995	5,418,853
Basic and diluted net loss per share	$(0.17)	$(0.17)